Organization And Basis Of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization And Basis Of Presentation

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

The unaudited financial statements included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).  The financial statements and notes are presented as permitted on Form 10-Q and do not contain information included in the Company’s annual statements and notes.  Certain information and footnote disclosure normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.  It is suggested that these financial statements be read in conjunction with the audited financial statements and accompanying notes thereto for the year ended December 31, 2011 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2012.  While management believes the procedures followed in preparing these financial statements are reasonable, the accuracy of the amounts are in some respects dependent upon the facts that will exist, and procedures that will be accomplished by the Company later in the year.

These unaudited financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the operations and cash flows for the periods presented.

MEDL Mobile Holdings, Inc. (the “Registrant”) is a developer, incubator, marketer and aggregator of mobile application software, or “Apps”.

The Registrant, formerly known as Resume in Minutes, Inc. was incorporated in Nevada on May 22, 2008.  On June 24, 2011, the Registrant completed a share exchange with MEDL Mobile, Inc. (“MEDL” and together with the Registrant, “we,” “our,” “us,” or the “Company”), a California corporation, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Registrant in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Registrant.  As a result of the share exchange, MEDL became a wholly owned subsidiary of the Registrant and the business of MEDL became the sole line of business of the Registrant.

The share exchange was accounted for as a reverse-merger and recapitalization. MEDL is the acquirer for financial reporting purposes and MEDL Mobile Holdings, Inc. is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the share exchange are those of MEDL and recorded at the historical cost basis of MEDL, and the consolidated financial statements after completion of the share exchange include the assets and liabilities of the Registrant and MEDL, historical operations of MEDL and operations of Registrant from the closing date of the share exchange.

On February 28, 2012, the Registrant acquired Inedible Software, LLC (“Inedible”), a developer of mobile apps and related mobile app technologies whose principal asset was a customer list. While the acquisition of Inedible was structured as a purchase of an entity, the Registrant did not acquire any ongoing business operations and the purpose of the transaction was to acquire Inedible’s customer list as a conduit to Apple for future potential. As a result, Inedible became a wholly owned subsidiary of the Registrant. The results of operations of Inedible are included on a going forward basis from the date of acquisition although Inedible is no longer actively engaged in any business activities.